Notes Payable (Details) - Schedule of future minimum principal payments on the long term notes payable to unrelated parties - Long-term Notes Payable [Member]	Sep. 30, 2022 USD ($)
Notes Payable (Details) - Schedule of future minimum principal payments on the long term notes payable to unrelated parties [Line Items]
2023	$ 3,078,492
2024	143,871
2025	91,375
2026	63,342
2027	13,627
Thereafter	136,177
Total	$ 3,526,884